UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2004

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         January 31, 2005
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: $205,111,461 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


12/31/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE
Abbott Laboratories
Common
002824100
573,795
12,300
X
ALL
4,300

8,000
Adobe Systems Inc
Common
00724F101
414,084
6,600
X
ALL
2,800

3,800
A F L A C Inc
Common
001055102
1,442,208
36,200
X
ALL
24,000

12,200
Applied Materials Inc
Common
038222105
4,410,860
257,945
X
ALL
161,670

96,275
Amgen Incorporated
Common
031162100
7,161,000
111,629
X
ALL
53,195

58,434
Amsurg Corporation
Common
03232P405
1,831,628
62,005
X
ALL
41,100

20,905
Apache Corp
Common
037411105
1,010,085
19,974
X
ALL
6,442

13,532
Bank Of America Corp
Common
060505104
1,298,522
27,634
X
ALL
7,210

20,424
Bed Bath & Beyond
Common
075896100
4,647,245
116,677
X
ALL
66,191

50,486
BB&T Corporation
Common
054937107
1,602,273
38,104
X
ALL
18,819

19,285
Bellsouth Corporation
Common
079860102
214,150
7,706
X
ALL
1,700

6,006
Biomet Incorporated
Common
090613100
4,113,676
94,807
X
ALL
46,815

47,992
Bristol-Myers Squibb Co
Common
110122108
594,384
23,200
X
ALL
1,900

21,300
BP PLC Sponsored ADRs
Common
055622104
929,202
15,911
X
ALL
2,074

13,837
Berkshire Hathaway Class B
Common
084670207
390,488
133
X
ALL
9

124
Citigroup Inc
Common
172967101
1,301,294
27,009
X
ALL
10,172

16,837
Cardiodynamics Int'l Corp
Common
141597104
203,853
39,430
X
ALL
23,680

15,750
C H Robinson Worldwide
Common
12541W100
1,976,345
35,597
X
ALL
18,697

16,900
Capital One Financial Cp
Common
14040H105
593,681
7,050
X
ALL
3,700

3,350
Cisco Systems Inc
Common
17275R102
685,879
35,501
X
ALL
12,986

22,515
Cintas Corp
Common
172908105
2,626,775
59,890
X
ALL
37,705

22,185
CUNO, Incorporated
Common
126583103
1,656,369
27,885
X
ALL
15,660

12,225
ChevronTexaco Corporation
Common
166764100
605,178
11,525
X
ALL
2,170

9,405
Dentsply Intl Inc
Common
249030107
668,780
11,900
X
ALL
8,700

3,200










Page Total


40,951,754





















12/31/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Dominion Res Inc Va New
Common
25746U109
785,852
11,601
X
ALL
6,982

4,619
Donaldson
Common
257651109
3,242,199
99,515
X
ALL
53,705

45,810
Du Pont E I De Nemour&Co
Common
263534109
483,143
9,850
X
ALL
1,350

8,500
Dell Inc
Common
24702R101
678,243
16,095
X
ALL
13,900

2,195
Emerson Electric Co
Common
291011104
1,023,951
14,607
X
ALL
8,477

6,130
Equitable Res Inc
Common
294549100
909,900
15,000
X
ALL
0

15,000
Expeditors Intl Wash
Common
302130109
318,516
5,700
X
ALL
500

5,200
Exxon Mobil Corporation
Common
30231G102
5,460,336
106,522
X
ALL
19,976

86,546
Fastenal Co
Common
311900104
1,075,761
17,475
X
ALL
10,400

7,075
Factset Research Systems
Common
303075105
3,055,243
52,280
X
ALL
27,355

24,925
Fifth Third Bancorp
Common
316773100
331,100
7,000
X
ALL
0

7,000
Fortune Brands Inc
Common
349631101
828,141
10,730
X
ALL
730

10,000
Freddie Mac Voting Shs
Common
313400301
1,481,370
20,100
X
ALL
12,775

7,325
Forward Air, Inc.
Common
349853101
2,473,698
55,340
X
ALL
29,715

25,625
General Electric Company
Common
369604103
5,501,047
150,714
X
ALL
45,560

105,154
Galleher Group PLC
Common
363595109
667,810
11,000
X
ALL
0

11,000
Gentex Corp
Common
371901109
4,224,722
114,120
X
ALL
64,170

49,950
GlaxoSmithkline PLC  ADRs
Common
37733W105
317,797
6,706
X
ALL
1,350

5,356
H C C Insurance Holdings
Common
404132102
3,986,323
120,360
X
ALL
74,065

46,295
Harley Davidson Inc
Common
412822108
4,628,907
76,196
X
ALL
48,175

28,021
Hewitt Associates Inc
Common
42822Q100
256,080
8,000
X
ALL
0

8,000
Harte-Hanks Incorporated
Common
416196103
2,788,304
107,325
X
ALL
67,465

39,860
Hlth Mgmt Assoc Cl A
Common
421933102
3,826,843
168,435
X
ALL
96,429

72,006
Int'l Business Machines
Common
459200101
385,941
3,915
X
ALL
684

3,231










Page Total


48,731,227
















12/31/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Intel Corp
Common
458140100
2,336,240
99,882
X
ALL
38,469

61,413
Johnson & Johnson
Common
478160104
5,097,509
80,377
X
ALL
38,028

42,349
Kimberly-Clark Corp
Common
494368103
506,737
7,700
X
ALL
2,950

4,750
Kinder Morgan Inc
Common
49455P101
504,597
6,900
X
ALL
1,750

5,150
Carmax Inc
Common
143130102
5,432,042
174,945
X
ALL
111,205

63,740
Coca Cola Company
Common
191216100
385,170
9,250
X
ALL
6,050

3,200
Littelfuse Inc
Common
537008104
1,071,599
31,370
X
ALL
18,345

13,025
Linear Technology Corp
Common
535678106
2,912,969
75,154
X
ALL
43,128

32,026
Lilly Eli & Company
Common
532457108
1,218,196
21,466
X
ALL
12,391

9,075
Lowes Companies Inc
Common
548661107
5,682,290
98,668
X
ALL
47,878

50,790
Moodys Corp
Common
615369105
2,645,451
30,460
X
ALL
16,620

13,840
Medtronic Inc
Common
585055106
5,660,344
113,959
X
ALL
51,806

62,153
Manulife Financial Corp
Common
56501R106
397,089
8,595
X
ALL
0

8,595
McGraw-Hill Cos
Common
580645109
3,440,989
37,590
X
ALL
21,125

16,465
Markel Corp
Common
570535104
8,585,304
23,586
X
ALL
650

22,936
3m Company
Common
88579Y101
517,041
6,300
X
ALL
2,500

3,800
Altria Group Inc
Common
02209S103
4,468,426
73,133
X
ALL
33,983

39,150
Molex Incorporated Cl A
Common
608554200
294,461
11,049
X
ALL
6,253

4,796
Merck & Co Inc
Common
589331107
418,463
13,020
X
ALL
2,200

10,820
Marlin Business Services
Common
571157106
1,834,355
96,545
X
ALL
53,625

42,920
Microsoft Corp
Common
594918104
528,735
19,788
X
ALL
5,663

14,125
National Instruments Corp
Common
636518102
1,997,425
73,300
X
ALL
44,860

28,440
North Fork Bancorp Inc
Common
659424105
3,581,064
124,127
X
ALL
69,589

54,538
Nokia Corp Sponsored ADR
Common
654902204
4,193,061
267,585
X
ALL
161,935

105,650










Page Total


63,709,557





















12/31/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Nuveen VA Premium Fund
Common
67064R102
426,969
24,301
X
ALL
24,301

0
Norfolk Southern Corp
Common
655844108
351,188
9,704
X
ALL
954

8,750
Omnicare Inc
Common
681904108
880,218
25,425
X
ALL
16,675

8,750
Oracle Corporation
Common
68389X105
449,783
32,783
X
ALL
22,183

10,600
Paychex Inc
Common
704326107
2,380,590
69,853
X
ALL
37,353

32,500
Plum Creek Timber Co
Common
729251108
1,324,181
34,448
X
ALL
12,171

22,277
Pepsico Incorporated
Common
713448108
3,997,737
76,585
X
ALL
34,900

41,685
Pfizer Incorporated
Common
717081103
3,416,070
127,039
X
ALL
50,389

76,650
Procter & Gamble Co
Common
74271810
528,768
9,600
X
ALL
1,000

8,600
Progressive Corp.
Common
743315103
271,488
3,200
X
ALL
3,000

200
PNC Finl Svcs Group
Common
693475105
2,297,600
40,000
X
ALL
0

40,000
PPG Industries
Common
693506107
783,840
11,500
X
ALL
700

10,800
Royal Dutch Petroleum
Common
780257804
572,308
9,974
X
ALL
3,049

6,925
Resmed Inc
Common
761152107
2,780,555
54,414
X
ALL
28,584

25,830
The Southern Company
Common
842587107
638,489
19,048
X
ALL
7,200

11,848
Suntrust Banks Inc
Common
867914103
749,365
10,143
X
ALL
9,344

799
Sysco Corp
Common
871829107
3,455,072
90,518
X
ALL
49,613

40,905
Tiffany & Co New
Common
886547108
4,002,644
125,200
X
ALL
69,270

55,930
Texas Instruments Inc
Common
882508104
2,925,102
118,810
X
ALL
71,425

47,385
Utd Dominion Realty Tr Inc
Common
910197102
341,298
13,762
X
ALL
1,900

11,862
United Parcel Service B
Common
911312106
1,598,102
18,700
X
ALL
6,700

12,000
United Technologies Corp
Common
913017109
372,060
3,600
X
ALL
400

3,200
Viacom Inc Non Vtg Cl B
Common
925524308
433,332
11,908
X
ALL
7,191

4,717
Vodafone Group Plc Adr
Common
92857W100
6,436,354
235,075
X
ALL
106,353

128,722










Page Total


41,413,113





















12/31/2004
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 5










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Verizon Communications
Common
92343V104
572,123
14,123
X
ALL
2,373

11,750
Waters Corp
Common
941848103
2,490,632
53,230


29,385

23,945
Wachovia Corp New
Common
929903102
1,326,919
25,227


18,425

6,802
Wells Fargo & Co New
Common
949746101
891,293
14,341


6,091

8,250
Wilmington Trust Corp
Common
971807102
717,216
19,840


7,600

12,240
Washington Mutual Inc
Common
939322103
1,352,453
31,988


21,638

10,350
Washington REIT SBI
Common
939653101
281,121
8,300


5,300

3,000
Wrigley Wm JR Co
Common
982526105
778,388
11,250
X
ALL
6,550

4,700
Wyeth
Common
983024100
1,268,969
29,795
X
ALL
11,928

17,867
Zimmer Holdings Inc
Common
98956P102
626,699
7,822
X
ALL
3,650

4,172










Page Total


10,305,811


























Grand Total


205,111,461

















